Basis for Preparation - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2022 SFr / € $ / €	Dec. 31, 2022 £ / € $ / €	Dec. 31, 2022 ¥ / € $ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 SFr / € $ / €	Dec. 31, 2021 £ / € $ / €	Dec. 31, 2021 ¥ / € $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 SFr / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2020 $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 SFr / €	Dec. 31, 2022 £ / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2022 $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 SFr / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2021 $ / €
Basis for Preparation
Middle Rate at December 31	1.5693	1.5693	1.5693	1.5693	1.5693	1.5693	1.5615	1.5615	1.5615	1.5615	1.5615	1.5615							1.4440	0.9847	0.8869	140.66	1.0666	1.4393	1.0331	0.8403	130.38	1.1326
Annual Average Exchange Rate	1.5174	1.3703	1.0052	0.8526	138.01	1.0539	1.5747	1.4835	1.0814	0.8600	129.86	1.1835	1.6554	1.5294	1.0703	0.8892	121.78	1.1413